INVESTMENT PROPERTY (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTY
Schedule of information about investment property

	2021	2020
	RMB’000	RMB’000
Cost
As of beginning of the year	37,253	37,253
Transferred from property, plant and equipment	331,359	—
Transferred from right-of-use assets	32,619	—
As of end of the year	401,231	37,253

Accumulated depreciation
As of beginning of the year	(1,886)	(1,886)
Depreciation for the year	—	—
Transferred from property, plant and equipment	(47,452)	—
Transferred from right-of-use assets	(4,649)	—
As of end of the year	(53,987)	(1,886)

Impairment for the year
As of beginning of the year	(35,367)	(35,367)
Transferred from property, plant and equipment	(283,907)	—
Transferred from right-of-use assets	(27,970)	—
As of end of the year	(347,244)	(35,367)

Carrying amount
At December 31, 2021 and 2020	—	—